Private Placements and Public Offerings (Tables)	12 Months Ended
Jul. 31, 2013
Private Placements and Public Offerings
Schedule of derivative liabilities valued using a Monte Carlo valuation model

March 28, 2012
Closing price per share of common stock	0.22
Exercise price per share	0.50
Expected volatility	125.0%
Risk-free interest rate	1.05%
Dividend yield	—
Floor price	0.50
Remaining expected term of underlying securities (years)	4.24